UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.
150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FIRSTHAND FUNDS

Firsthand Technology Opportunities Fund
Firsthand Alternative Energy Fund

Semi-Annual Report to Shareholders

June 30, 2020

Firsthand®

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports of the Firsthand Funds (each, a “Fund” and, collectively, the “Funds”) will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.firsthandfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund, or from your financial intermediary, electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-888-884-2675.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-884-2675 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Portfolio of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Additional Information	34

Performance Summary

Period Returns (Average Annual Total Returns as of 6/30/20)

FUND	ytd*	1-year	3-year	5-year	10-year	Gross expense ratio**
Firsthand Technology Opportunities Fund	18.96%	19.30%	25.14%	19.38%	17.80%	1.85%
Firsthand Alternative Energy Fund	2.47%	7.65%	8.37%	4.21%	2.59%	2.11%
NASDAQ Composite Index	12.67%	26.94%	19.14%	16.36%	18.25%	●
S&P 500 Index	-3.08%	7.51%	10.73%	10.73%	13.99%	●
WilderHill Clean Energy Index	19.51%	37.40%	24.20%	9.14%	0.68%	●

*	Not Annualized
**

After fee waivers, Firsthand Technology Opportunities fund’s total net operating expenses are 1.84% and Firsthand Alternative Energy Fund’s total net operating expenses are 1.98%. Please see the Funds’ prospectus for more information about fund expenses.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with NASDAQ. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The WilderHill Clean Energy Index is a market-weighted index of 58 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. You cannot invest directly in an index.

2	2020 Semi-Annual Report

Returns Since Inception (Average Annual Total Returns as of 6/30/20)

FUND (inception Date)	Average Annual Total Returns	NASDAQ composite index	s&p 500 index	wilderhill clean energy index
Firsthand Technology Opportunities Fund (09/30/99)	4.52%	7.50%	6.38%	●
Firsthand Alternative Energy Fund (10/29/07)	-1.84%	11.87%	7.93%	-8.02%

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

Holdings by Industry - % of Net Assets (as of 6/30/20)

INDUSTRY	FIRSTHAND technology opportunities fund	FIRSTHAND alternative energy fund
Advanced Materials	●	2.9%
Advertising Technology	1.7%	●
Aerospace	0.5%	1.1%
Agriculture	●	0.0%
Automotive	●	0.0%
Biotech	0.5%	3.2%
Cloud Computing	1.8%	●
Communications	0.7%	●
Consumer Electronics	14.6%	●
Defense & Aerospace	1.6%	●
Education	12.1%	●
Electrical Equipment	●	2.8%
Energy Efficiency	●	8.0%
Engineering Service	●	3.4%
Environmental Services	●	0.6%
Industrials	●	0.9%
Intellectual Property	●	0.0%
Internet	12.4%	●
Materials	●	4.1%
Networking	6.0%	●
Other Electronics	5.4%	13.6%
Renewable Energy	2.8%	47.7%
Semiconductor Equipment	0.9%	●
Semiconductors	0.1%	1.7%
Services	0.0%	●
Software	32.8%	●
Waste & Environment Service	●	1.7%
Investment Company	6.3%	9.0%
Net Other Liabilities	(0.2)%	(0.7)%

Portfolio holdings are subject to change.

www.firsthandfunds.com	3

President’s Letter

Fellow Shareholders,

What a year it has been, and it’s only been half a year. So far in 2020, the market has experienced the highest of highs, the lowest of lows, and the highest of highs again. For the six months ended June 30, 2020, the Nasdaq Composite Index was up 12.67% and the S&P 500 Index finished down 3.08%. I am happy to report that Firsthand Technology Opportunities Fund outperformed its benchmarks, with a gain of 18.96% for the period. Firsthand Alternative Energy Fund did not fare as well, posting a gain of 2.47% for the period. The Fund underperformed its primary benchmark, the WilderHill Clean Energy Index, in the first half of the year. That index gained 19.51% during the period.

Firsthand Technology Opportunities Fund

While the stock market has continued its love affair with certain large-cap tech stocks, we have outperformed our benchmarks this year without holding any Alphabet (GOOG), Amazon (AMZN), Apple (AAPL), or Facebook (FB) during the Q2 market rebound. Instead, we tried to identify the trends in the tech sector that would be accelerated under work-from-home and distance learning conditions. To that end, we liquidated or reduced our positions in companies such as dating site leader IAC/Interactive (MTCH) and software providers Pure Storage (PSTG), Splunk (SPLK), and Guidewire (GWRE). In their place, we added work/shop/play from home companies, including Shopify (SHOP), Peloton (PTON), Docusign (DOCU), Akamai (AKAM), and Box (BOX). Along the way, we also increased our cash position for defensive reasons.

Chegg (CHGG) was the biggest contributor to the Fund’s positive performance during the first half of 2020. We believe the COVID-19 situation has accelerated an already robust distance learning trend. Chegg, through its online education tools, has been a significant beneficiary of this shift, and the company’s stock was up 77.4% during the first half of the year.

Other significant contributors to the Fund’s performance during the period included cloud security provider Zscalar (ZS) and cloud communications provider Twilio (TWLO). Shares in these two companies enjoyed gains of 135.5% and 123.3%, respectively, in the first half of 2020.

On the downside, Roku (ROKU) was the largest detractor from the performance of the Firsthand Technology Opportunities Fund during the period, as its stock declined 13.0% for the first half of the year. Nutanix (NTNX) was another significant detractor, as the company’s stock slumped in February after reporting disappointing earnings for its fiscal third quarter. While the stock rebounded from its March lows, it completed the first half with an aggregate decline of 24.2%.

4	2020 Semi-Annual Report

PRESIDENT’S LETTER - continued

Firsthand Alternative Energy Fund

Stocks in the alternative energy sector struggled along with the rest of the market in late February and March. Solar stocks were particularly hard hit, with companies such as Enphase (ENPH), SolarEdge Technologies (SEDG), SunPower (SPWR), and Sunrun (RUN) declining more than 50% from peak to trough.

We reduced our exposure to diversified industrial companies during the first half of 2020, selling shares in Honeywell (HON), and 3M (MMM). We also downsized our positions in Power Integrations (POWI) and Linde (LIN) during the period.

Despite selling off sharply in March, Enphase and SolarEdge were the two largest positive contributors to the performance of Firsthand Alternative Energy Fund in the first six months of 2020. The Fund also benefited from its holdings in Cree (CREE) and from the recent merger of Raytheon and United Technologies to form Raytheon Technologies (RTX) and spinoffs Otis Worldwide (OTIS) and Carrier Global (CARR).

Smart metering company Itron (ITRI) was the largest detractor from fund performance during the first half of the year. The company’s stock slid in May after reporting financial results for the first quarter that underperformed analysts’ expectations. Other significant negative contributors included waste-to-energy producer Covanta Holding (CVA), industrial insulation supplier Aspen Aerogels (ASPN), and Advanced Emissions Solutions, which provides emission reduction technologies to the power generation industry.

Looking Ahead

As I write this, the way out of the COVID-19 pandemic remains unclear. Thankfully, the technology sector has held up relatively well under the current conditions, as consumers and businesses seek technology solutions for remote work, school, shopping, and entertainment. We are maintaining a relatively cautious posture relative to the markets and will continue to follow our companies closely.

Thank you for your continued investment in Firsthand Funds.

Sincerely,

Kevin Landis
President, Firsthand Funds

Data and statistics presented have been calculated using data from Yahoo!Finance. All expressions of opinion are subject to change without notice.

www.firsthandfunds.com	5

Shareholder Fee Example (unaudited)

Example — In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses — The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes — The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

6	2020 Semi-Annual Report

SHAREHOLDER FEE EXAMPLE (unaudited) - continued

Firsthand Technology Opportunities Fund

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20 - 6/30/20	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$1,189.60	$ 10.04	1.84%
Hypothetical**	$1,000	$1,015.69	$ 9.24	1.84%

Firsthand Alternative Energy Fund

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20 - 6/30/20	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$1,024.70	$ 9.97	1.98%
Hypothetical**	$1,000	$1,015.02	$ 9.92	1.98%

*

Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 182/366 (to reflect the one-half year period).

**	5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial Intermediaries, or other financial institutions.

www.firsthandfunds.com	7

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

Portfolio of Investments, June 30, 2020 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 94.3% ($217,158,504)
Advertising Technology — 1.8% ($4,065,000)
The Trade Desk, Inc. * (1)	10,000	$4,065,000
Aerospace — 0.5% ($1,077,600)
Maxar Technologies, Inc.	60,000	1,077,600
Biotech — 0.5% ($1,227,200)
GW Pharmaceuticals PLC ADR *	10,000	1,227,200
Cloud Computing — 1.8% ($4,152,000)
Box, Inc., Class A *	200,000	4,152,000
Communications — 0.7% ($1,534,800)
ViaSat, Inc. *	40,000	1,534,800
Consumer Electronics — 14.6% ($33,744,200)
Peloton Interactive, Inc. *	100,000	5,777,000
Roku, Inc. *	240,000	27,967,200
Defense & Aerospace — 1.6% ($3,751,200)
Kratos Defense & Security Solutions, Inc. *	240,000	3,751,200
Education — 12.1% ($27,803,200)
2U, Inc. *	130,000	4,934,800
Chegg, Inc. *	340,000	22,868,400
Internet — 12.7% ($29,178,600)
Akamai Technologies, Inc. *	50,000	5,354,500
Netflix, Inc. *	15,000	6,825,600
PayPal Holdings, Inc. *	10,000	1,742,300
Pinterest, Inc. *	260,000	5,764,200
Shopify, Inc. * (1)	10,000	9,492,000
Networking — 6.0% ($13,817,700)
Arista Networks, Inc. *	15,000	3,150,450
Nutanix, Inc., Class A *	450,000	10,667,250
Other Electronics — 5.4% ($12,429,900)
Cree, Inc. *	210,000	12,429,900

see accompanying notes to financial statements

8	2020 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued

Portfolio of Investments, June 30, 2020 (unaudited)

	SHARES	MARKET VALUE
Renewable Energy — 2.8% ($6,541,900)
Enphase Energy, Inc. *	50,000	$2,378,500
SolarEdge Technologies, Inc. *	30,000	4,163,400
Semiconductor Equipment — 0.9% ($2,024,979)
Pivotal Systems Corp. *	50,000	36,747
Revasum, Inc. *	7,113,796	1,988,232
Semiconductors — 0.1% ($198,200)
ON Semiconductor Corp. *	10,000	198,200
Services — 0.0% ($91,200)
Net 1 UEPS Technologies, Inc. *	30,000	91,200
Software — 32.8% ($75,520,825)
Adobe Systems, Inc. *	10,000	4,353,100
Bill.com Holdings, Inc. *	30,000	2,706,300
Coupa Software, Inc. *	20,000	5,540,800
DocuSign, Inc. *	30,000	5,166,300
Domo, Inc., Class B *	250,000	8,042,500
Guidewire Software, Inc. *	22,500	2,494,125
MongoDB, Inc. *	10,000	2,263,400
Okta, Inc. *	10,000	2,002,300
Palo Alto Networks, Inc. *	10,000	2,296,700
Proofpoint, Inc. *	20,000	2,222,400
Slack Technologies, Inc., Class A *	310,000	9,637,900
Splunk, Inc. *	20,000	3,974,000
Twilio, Inc., Class A *	30,000	6,582,600
Workday, Inc., Class A *	20,000	3,747,200
Zendesk, Inc. *	40,000	3,541,200
Zscaler, Inc. *	100,000	10,950,000

see accompanying notes to financial statements

www.firsthandfunds.com	9

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued

Portfolio of Investments, June 30, 2020 (unaudited)

	SHARES	MARKET VALUE
INVESTMENT COMPANY — 6.3% ($14,609,858)
Fidelity Investments Money Market Fund - Treasury Portfolio (2)	14,609,858	$14,609,858
Total Investments
(Cost $148,986,922) — 100.6%		231,768,362
Liabilities in excess of other assets — (0.6)%		(1,384,605)

NET ASSETS — 100.0%		$230,383,757

	NUMBER OF CONTRACTS
WRITTEN OPTIONS— (0.4)% ($795,000)
Internet—(0.3)% ($590,000)
Shopify, Inc. Call Option, Expiring July 2020, Strike Price $890.00	100	$(590,000)
Advertising Technology—(0.1)% ($205,000)
The Trade Desk, Inc. Call Option, Expiring July 2020, Strike Price $397.50	100	(205,000)

Total Written Options (Proceeds $484,844)		$(795,000)

*	Non-income producing security.

(1)	Securities held in connection with open written call options

(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR	American Depositary Receipt

PLC	Public Limited Company

see accompanying notes to financial statements

10	2020 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND

Portfolio of Investments, June 30, 2020 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 91.7% ($5,217,387)
Advanced Materials — 2.9% ($167,314)
Corning, Inc.	6,460	$167,314
Aerospace — 1.1% ($61,620)
Raytheon Technologies Corp.	1,000	61,620
Agriculture — 0.0% ($1)
Growlife, Inc. *	7	1
Automotive — 0.0% ($875)
Garrett Motion, Inc. *	158	875
Biotech — 3.2% ($183,720)
Curaleaf Holdings, Inc. *	10,000	61,000
GW Pharmaceuticals PLC ADR *	1,000	122,720
Electrical Equipment — 2.8% ($157,920)
ABB, Ltd. - SP ADR	7,000	157,920
Energy Efficiency — 8.0% ($455,625)
Honeywell International, Inc.	580	83,862
Itron, Inc. *	5,565	368,681
Resideo Technologies, Inc. *	263	3,082
Engineering Service — 3.4% ($196,150)
Quanta Services, Inc.	5,000	196,150
Environmental Services — 0.6% ($32,980)
Advanced Emissions Solutions, Inc.	6,800	32,980
Industrials — 0.9% ($50,650)
Carrier Global Corp.	1,000	22,220
Otis Worldwide Corp.	500	28,430
Intellectual Property — 0.0% ($73)
Silicon Genesis Corp., Common * (1)	181,407	73
Materials — 4.1% ($230,300)
Aspen Aerogels, Inc. *	35,000	230,300

see accompanying notes to financial statements

www.firsthandfunds.com	11

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, June 30, 2020 (unaudited)

	SHARES	MARKET VALUE
Other Electronics — 13.6% ($775,455)
Cree, Inc. *	8,000	$473,520
Intevac, Inc. *	5,800	31,668
Koninklijke Philips Electronics N.V. *	5,770	270,267
Renewable Energy — 47.7% ($2,714,418)
Amtech Systems, Inc. *	6,600	32,142
Enphase Energy, Inc. *	5,000	237,850
First Solar, Inc. *	5,000	247,500
Iberdrola S.A.	22,973	266,360
Motech Industries, Inc. *	58,069	14,446
Orion Energy Systems, Inc. *	14,000	48,440
Sharp Corp.	1,100	11,675
Siemens Gamesa Renewable Energy S.A. *	7,271	128,906
SolarEdge Technologies, Inc. *	7,000	971,460
SunPower Corp., Class B *	19,931	152,671
Sunrun, Inc. *	5,000	98,600
ULVAC, Inc.	2,700	77,768
Vestas Wind Systems A.S.	3,000	307,800
Vivint Solar, Inc. *	12,000	118,800
Semiconductors — 1.7% ($94,386)
Power Integrations, Inc.	799	94,386
Waste & Environment Service — 1.7% ($95,900)
Covanta Holding Corp.	10,000	95,900
PREFERRED STOCK — 0.0% ($282)
Intellectual Property — 0.0% ($282)
Silicon Genesis Corp., Series 1-C * (1)	152	5
Silicon Genesis Corp., Series 1-E * (1)	3,000	277

see accompanying notes to financial statements

12	2020 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, June 30, 2020 (unaudited)

	SHARES	MARKET VALUE
Investment Company — 9.0% ($513,167)
Fidelity Investments Money Market Fund - Treasury Portfolio (2)	513,167	$513,167
Total Investments
(Cost $5,057,248) — 100.7%		5,730,836
Liabilities in excess of other assets — (0.7)%		(40,766)

NET ASSETS — 100.0%		$5,690,070

*	Non-income producing security.

(1)	Restricted/illiquid security (0.01% of net assets).

(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR	American Depositary Receipt

PLC	Public Limited Company

SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements

www.firsthandfunds.com	13

Statements of Assets and Liabilities

June 30, 2020 (unaudited)

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
ASSETS
Investment securities:
Acquisition cost	$148,986,922	$5,057,248
Market value (Note 2)	231,768,362	5,730,836
Foreign currency at value (cost $0 and $298)	—	303
Receivable from dividends, interest, and reclaims	1,753	8,964
Receivable for capital shares sold	92,755	2,073
TOTAL ASSETS	231,862,870	5,742,176

LIABILITIES
Written options, at value (proceeds $484,844) (1)	795,000	—
Payable to affiliates (Note 4)	341,031	9,403
Payable for capital shares redeemed	343,082	42,703
TOTAL LIABILITIES	1,479,113	52,106
NET ASSETS	$230,383,757	$5,690,070

Net Assets consist of:
Paid-in-capital	$99,877,563	$5,708,505
Total distributable earnings (loss)	130,506,194	(18,435)
NET ASSETS	$230,383,757	$5,690,070

Shares outstanding	15,301,926	722,406
Net asset value, redemption price and offering price per share (Note 2)	$15.06	$7.88

(1)	Primary risk exposure is equity contracts.

see accompanying notes to financial statements

14	2020 Semi-Annual Report

Statements of Operations

For the Six Months Ended June 30, 2020 (unaudited)

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
INVESTMENT INCOME
Dividends	$63,575	$36,965
Foreign tax withholding	(218)	(1,650)
TOTAL INVESTMENT INCOME	63,357	35,315

EXPENSES
Investment advisory fees (Note 4)	1,560,232	42,787
Administration fees (Note 4)	494,580	12,585
Trustees fees	3,500	3,500
GROSS EXPENSES	2,058,312	58,872
Trustees fees reimbursement	(3,500)	(3,500)
TOTAL NET EXPENSES	2,054,812	55,372

NET INVESTMENT LOSS	(1,991,455)	(20,057)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains from security transactions	52,048,372	523,686
Net realized gains on foreign currency	—	63
Net realized losses from purchased options (1)	(3,185,837)	—
Net realized gains from written option transactions (1)	2,046,264	—
Net change in unrealized depreciation on investments and foreign currency	(13,285,070)	(457,831)
Net change in unrealized depreciation on written options (1)	(310,156)	—
Net Realized and Unrealized Gain on Investments	37,313,573	65,918

Net Increase In Net Assets Resulting From Operations	$35,322,118	$45,861

(1)	Primary risk exposure is equity contracts.

see accompanying notes to financial statements

www.firsthandfunds.com	15

Statements of Changes in Net Assets

	Firsthand Technology Opportunities Fund
	Six months ended 06/30/2020 (unaudited)	YEAR ended 12/31/2019
FROM OPERATIONS:
Net investment loss	$(1,991,455)	$(3,829,873)
Net realized gains from security transactions, foreign currency and written options	50,908,799	14,553,246
Net change in unrealized appreciation (depreciation) on investments, foreign currency and written options	(13,595,226)	37,309,097
Net increase in net assets from operations	35,322,118	48,032,470

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(14,016,728)
Total Distributions	—	(14,016,728)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,599,835	240,911,290
Dividends reinvested	—	13,446,038
Payment for shares redeemed	(77,585,161)	(191,387,341)
Net increase (decrease) in net assets from capital share transactions	(59,985,326)	62,969,987
TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,663,208)	96,985,729

NET ASSETS:
Beginning of period	255,046,965	158,061,236
End of period	$230,383,757	$255,046,965

COMMON STOCK ACTIVITY:
Shares sold	1,372,027	18,438,378
Shares reinvested	—	1,086,988
Shares redeemed	(6,223,338)	(14,551,456)
Net increase (decrease) in shares outstanding	(4,851,311)	4,973,910
Shares outstanding, beginning of period	20,153,237	15,179,327
Shares outstanding, end of period	15,301,926	20,153,237

see accompanying notes to financial statements

16	2020 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	Firsthand Alternative energy Fund
	Six months ended 06/30/2020 (unaudited)	YEAR ended 12/31/2019
FROM OPERATIONS:
Net investment loss	$(20,057)	$(40,387)
Net realized gains (loss) from security transactions and foreign currency	523,749	(136,715)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(457,831)	1,925,243
Net increase in net assets from operations	45,861	1,748,141

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	596,545	1,412,166
Payment for shares redeemed	(1,110,073)	(1,443,230)
Net decrease in net assets from capital share transactions	(513,528)	(31,064)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(467,667)	1,717,077

NET ASSETS:
Beginning of period	6,157,737	4,440,660
End of period	$5,690,070	$6,157,737

COMMON STOCK ACTIVITY:
Shares sold	79,123	196,092
Shares redeemed	(157,862)	(206,443)
Net decrease in shares outstanding	(78,739)	(10,351)
Shares outstanding, beginning of period	801,145	811,496
Shares outstanding, end of period	722,406	801,145

see accompanying notes to financial statements

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Financial Highlights

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	SIX MONTHS ENDED 6/30/20*		YEAR ENDED 12/31/19	YEAR ENDED 12/31/18	YEAR ENDED 12/31/17	YEAR ENDED 12/31/16	YEAR ENDED 12/31/15
Net asset value at beginning of year/period	$12.66		$10.41	$9.98	$6.42	$7.74	$8.14

Income from investment operations:
Net investment loss	(0.13)		(0.19)	(0.18)	(0.12)	(0.10)	(0.10)
Net realized and unrealized gains on investments	2.53		3.14	0.61	3.68	0.56	0.44

Total from investment operations	2.40		2.95	0.43	3.56	0.46	0.34

Distributions from:
Realized capital gains	—		(0.70)	—	—	(1.78)	(0.74)

Net asset value at end of year/period	$15.06		$12.66	$10.41	$9.98	$6.42	$7.74

Total return	18.96	%(A)	28.51%	4.31%	55.45%	5.99%	4.28%
Net assets at end of year/period (millions)	$230.4		$255.0	$158.1	$124.5	$76.9	$105.2
Ratio of gross expenses to average net assets before waiver	1.85	%(B)	1.84%	1.86%	1.86%	1.86%	1.86%
Ratio of net expenses to average net assets after waiver	1.84	%(B)	1.83%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment loss to average net assets	(1.79	)%(B)	(1.28)%	(1.54%)	(1.57%)	(1.45%)	(1.17%)

Portfolio turnover rate	64	%(A)	43%	25%	19%	18%	19%

*	Unaudited
(A)	Not annualized
(B)	Annualized

see accompanying notes to financial statements

18	2020 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND ALTERNATIVE ENERGY FUND

	SIX MONTHS ENDED 6/30/20*		YEAR ENDED 12/31/19	YEAR ENDED 12/31/18	YEAR ENDED 12/31/17	YEAR ENDED 12/31/16	YEAR ENDED 12/31/15
Net asset value at beginning of year/period	$7.69		$5.47	$6.72	$5.29	$5.83	$6.46

Income from investment operations:
Net investment income (loss)	(0.03)		(0.05)	(0.04)	0.02	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	0.22		2.27	(1.21)	1.43	(0.49)	(0.56)

Total from investment operations	0.19		2.22	(1.25)	1.45	(0.54)	(0.63)

Distributions from:
Net investment income	—		—	—(A )	(0.02)	—	—

Net asset value at end of year/period	$7.88		$7.69	$5.47	$6.72	$5.29	$5.83

Total return	2.47	%(B)	40.59%	(18.57%)	27.35%	(9.26%)	(9.75%)
Net assets at end of year/period (millions)	$5.7		$6.2	$4.4	$5.9	$5.1	$7.3
Ratio of gross expenses to average net assets before waiver	2.11	%(C)	2.15%	2.15%	2.15%	2.14%	2.11%
Ratio of net expenses to average net assets after waiver	1.98	%(C)	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income (loss) to average net assets	(0.72	%)(C)	(0.72%)	(0.68%)	0.30%	(0.75%)	(1.14%)

Portfolio turnover rate	0	%(B)	0%	7%	0%	10%	5%

*	Unaudited
(A)	Amount represents less than $0.01 per share
(B)	Not annualized
(C)	Annualized

see accompanying notes to financial statements

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Notes to Financial Statements

June 30, 2020 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that the Investment Adviser believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

SECURITIES VALUATION — A Fund’s portfolio of securities is valued as follows:

1.

Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2020 (unaudited)

2.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

LEVEL 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LEVEL 2

– Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

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June 30, 2020 (unaudited)

LEVEL 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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June 30, 2020 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2020:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TEFQX
Assets
Common Stocks
Advertising Technology	$4,065,000	$—	$—
Aerospace	1,077,600	—	—
Biotech	1,227,200	—	—
Cloud Computing	4,152,000	—	—
Communications	1,534,800	—	—
Consumer Electronics	33,744,200	—	—
Defense & Aerospace	3,751,200	—	—
Education	27,803,200	—	—
Internet	29,178,600	—	—
Networking	13,817,700	—	—
Other Electronics	12,429,900	—	—
Renewable Energy	6,541,900	—	—
Semiconductor Equipment	2,024,979	—	—
Semiconductors	198,200	—	—
Services	91,200	—	—
Software	75,520,825	—	—
Total Common Stock	217,158,504	—	—
Investment Company	14,609,858	—	—
Total Investments	$231,768,362	$—	$—
Liabilities
Call Options Written	$(795,000)	$—	$—

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June 30, 2020 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$167,314	$—	$—
Aerospace	61,620	—	—
Agriculture	1	—	—
Automotive	875	—	—
Biotech	183,720	—	—
Electrical Equipment	157,920	—	—
Energy Efficiency	455,625	—	—
Engineering Service	196,150	—	—
Environmental Services	32,980	—	—
Industrials	50,650	—	—
Intellectual Property	—	—	73
Materials	230,300	—	—
Other Electronics	775,455	—	—
Renewable Energy	2,714,418	—	—
Semiconductors	94,386	—	—
Waste & Environment Service	95,900	—	—
Total Common Stocks	5,217,314	—	73
Preferred Stocks	—	—	282
Investment Company	513,167	—	—
Total	$5,730,481	$—	$355

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

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June 30, 2020 (unaudited)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/19	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 06/30/20
Common Stocks
Intellectual Property	$145	$—	$—	$—	$(72)	$—	$73
Preferred Stocks	356	—	—	—	(74)	—	282
Total	$501	$—	$—	$—	$(146)	$—	$355

As of the six months ended June 30, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

SHARE VALUATION — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e. the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

INVESTMENT INCOME — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN SECURITIES — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due

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June 30, 2020 (unaudited)

to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

OPTIONS — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The market value of the Fund’s written options as of June 30, 2020 can be found on the Portfolio of Investments. The net realized gains/(loss) from purchased and written options and the net change in unrealized appreciation (depreciation) on written options for the six months ended June 30, 2020 can be found on the Statements of Operations.

The average volume of derivatives during the six months ended June 30, 2020 is as follows:

	PURCHASED OPTIONS (value)	WRITTEN OPTIONS (value)
Firsthand Technology Opportunities Fund	$2,450,146	$840,264

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June 30, 2020 (unaudited)

Distributions to Shareholders — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short positions — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. The Fund did not invest in short sales for the six months ended June 30, 2020.

SECURITY TRANSACTIONS — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends

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June 30, 2020 (unaudited)

in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The tax character of distributions paid for the year ended December 31, 2019 and 2018 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2019	2018
From ordinary income	$2,159,563	$—
From long-term capital gains	$11,857,165	$—

	FIRSTHAND ALTERNATIVE ENERGY FUND
	2019	2018
From ordinary income	$—	$2,031
From long-term capital gains	$—	$—

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2020.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$91,704,369	$1,731,234
Gross unrealized depreciation	(8,922,929)	(1,057,646)
Net unrealized appreciation (depreciation)	$82,781,440	$673,588
Federal income tax cost	$148,986,922	$5,057,248

As of December 31, 2019, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	TOTAL
TEFQX*	$—	$—	$—
ALTEX*	(431,096)	(785,897)	(1,216,993)

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

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June 30, 2020 (unaudited)

Components of Distributable Earnings (as of December 31, 2019)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$95,197,606	$1,152,697
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	—	—
Qualified Late Year Losses Deferred**	—	—
Other Temporary Differences	(13,530)	—
Accumulated Capital Loss Carryforward	—	(1,216,993)
Total Distributable Earnings/Accumulated Loss	$95,184,076	$(64,296)

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2019, 2018, 2017 and 2016 remain open to federal and state audit. As of June 30, 2020, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2020

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$129,365,953	$—
Proceeds from sales and maturities of investment securities	$205,433,328	$966,389

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon. BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

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June 30, 2020 (unaudited)

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc. is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, for TEFQX and 1.98% for ALTEX, excluding any extraordinary fees, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2020 (unaudited)

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York Mellon (“BNY Mellon”) has a sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY Mellon the fees for the administrative services provided by BNY Mellon.

Additionally, BNY Mellon serves as the investment accounting agent, shareholder servicing agent and custodian. BNY Mellon Investment Servicing (US), Inc. serves as the transfer agent for the Trust.

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

www.firsthandfunds.com	31

NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2020 (unaudited)

As of June 30, 2020, Firsthand Technology Opportunities Fund did not invest in any restricted securities and the Firsthand Alternative Energy Fund was invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,956	$44	0.0	%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	29	0.0	%*
Silicon Genesis Corp., Series 1-C Preferred Stock	September 2, 2008	152	46	5	0.0	%*
Silicon Genesis Corp., Series 1-E Preferred Stock	September 2, 2008	3,000	2,878	277	0.0	%*
			$57,346	$355	0.0	%*

*	Less than 0.05%.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of June 30, 2020, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

6. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors

32	2020 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2020 (unaudited)

beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

7. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

www.firsthandfunds.com	33

Additional Information

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q. The Funds’ Forms N-PORT will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

34	2020 Semi-Annual Report

NOTES

NOTES

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FIRSTHAND FUNDS

P.O. Box 9836

Providence, RI 02940-8036

www.firsthandfunds.com

INVESTMENT ADVISER

Firsthand Capital Management, Inc.

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

www.firsthandcapital.com

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

AUDITOR

Tait Weller & Baker LLP

50 South 16th St., Suite 2900

Philadelphia, PA 19102

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

FHF000857, exp. 8/30/2021

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary

Date	August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary

Date	August 27, 2020

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer

Date	August 27, 2020

*	Print the name and title of each signing officer under his or her signature.